Accrued Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Accrued Liabilities, Current [Abstract]
Interest costs and related debt fees	$ 250	$ 253
Sabine Pass LNG terminal and related pipeline costs	316	384
Other accrued liabilities	6	0
Total accrued liabilities	$ 572	$ 637